Interest in Other Entities (Details) - Schedule of operation statement - Matomy [Member] $ in Thousands	9 Months Ended
Dec. 31, 2020 USD ($) [1]
Interest in Other Entities (Details) - Schedule of operation statement [Line Items]
General and administrative	$ 1,122
Operating loss	(1,122)
Financial income, net	1,236
Tax benefit	39
Net income	$ 153

[1]	translated at average exchange rates for the period